Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions	Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2017, 2016 and 2015.
ZHEJIANG TIANLAN
Related party transactions	Amounts due from / (to) owners There were insignificant transactions with related parties in the years 2017 and 2016 other than those disclosed elsewhere in the consolidated financial statements.